Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
SUNLIGHT FINANCIAL LLC
Schedule of aggregate annual minimum future lease payments

At December 31, 2020, the approximate aggregate annual minimum future lease payments required on the operating leases are as follows:

2021	$1,099
2022	1,010
2023	680
2024	699
2025	335
Thereafter	—
$3,823